Financial Instruments - Net Loss (Gain) from Risk Management Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Net realized risk management (gain) loss	$ 168	$ (14)	$ (7)
Net unrealized risk management loss (gain)	9	12	(28)
Gains (loss) on change in fair value of derivatives	$ 177	$ (2)	$ (35)